Subsequent Event - Additional Information (Detail) - Subsequent Event [Member]	1 Months Ended
	May. 31, 2016	May. 26, 2016 $ / shares
Subsequent Event [Line Items]
Issued and outstanding common shares description	1-for-10 share
Issued and outstanding common shares ratio	0.1
Foxconn Technology Group [Member]
Subsequent Event [Line Items]
Business acquisition, cash payment per common share		$ 4.50
Business acquisition, percentage of voting interests acquired		66.67%